Segment Information - Segment Assets, Liabilities and Investments Accounted for by the Equity Method (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property, plant and equipment	€ 23,714	€ 22,725	€ 23,769
Rights of use	8,279	7,579	4,982
Investments accounted for by the equity method	312	251
Financial assets and other non-current assets	8,101	7,347
Deferred tax assets	4,884	5,616	6,416
Other current financial assets	2,444	3,835
Non-current assets and disposal groups held for sale	7	358
Total allocated assets	109,642	109,213
Non-current financial liabilities	35,059	35,290
Non-current lease liabilities	6,657	6,391
Deferred tax liabilities	3,067	2,602	€ 2,620
Current financial liabilities	4,020	7,005
Current lease liabilities	2,020	1,679
Liabilities associated with non-current assets and disposal groups held for sale	0	134
VMO2
Disclosure of operating segments [line items]
Property, plant and equipment	42,576	46,258
Rights of use	862	1,058
Financial assets and other non-current assets	2,763	1,348
Deferred tax assets	79	115
Other current financial assets	511	214
Total allocated assets	50,062	52,333
Non-current financial liabilities	19,668	19,185
Non-current lease liabilities	725	885
Deferred tax liabilities	1	9
Current financial liabilities	3,248	2,841
Current lease liabilities	221	219
Total allocated liabilities	28,626	28,198
Telefónica Spain
Disclosure of operating segments [line items]
Deferred tax assets	10	348
Other companies
Disclosure of operating segments [line items]
Property, plant and equipment	2,237	1,667
Rights of use	100	99
Investments accounted for by the equity method	410	253
Financial assets and other non-current assets	6,082	7,428
Deferred tax assets	929	1,671
Other current financial assets	7,435	8,379
Non-current assets and disposal groups held for sale	7	256
Total allocated assets	26,288	29,544
Non-current financial liabilities	30,425	31,288
Non-current lease liabilities	45	55
Deferred tax liabilities	922	558
Current financial liabilities	8,449	9,669
Current lease liabilities	19	14
Liabilities associated with non-current assets and disposal groups held for sale	0	134
Total allocated liabilities	42,869	45,129
Operating segments | Telefónica Spain
Disclosure of operating segments [line items]
Property, plant and equipment	14,285	14,499
Rights of use	1,722	1,433
Investments accounted for by the equity method	252	263
Financial assets and other non-current assets	875	549
Deferred tax assets	2,395	2,345
Other current financial assets	32	40
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	27,917	24,971
Non-current financial liabilities	2,089	2,140
Non-current lease liabilities	1,317	1,082
Deferred tax liabilities	95	119
Current financial liabilities	1,840	1,019
Current lease liabilities	392	378
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	16,782	17,042
Operating segments | VMO2
Disclosure of operating segments [line items]
Property, plant and equipment	0	0
Rights of use	0	0
Investments accounted for by the equity method	10,779	12,129
Financial assets and other non-current assets	0	0
Deferred tax assets	0	0
Other current financial assets	0	0
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	10,779	12,129
Non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Current financial liabilities	0	0
Current lease liabilities	0	0
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	0	0
Operating segments | Telefónica Germany
Disclosure of operating segments [line items]
Property, plant and equipment	11,602	12,124
Rights of use	3,277	3,349
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	992	883
Deferred tax assets	463	433
Other current financial assets	34	70
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	19,142	19,953
Non-current financial liabilities	1,510	1,627
Non-current lease liabilities	2,663	2,781
Deferred tax liabilities	274	291
Current financial liabilities	128	89
Current lease liabilities	597	548
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	10,246	10,819
Operating segments | Telefónica Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	18,217	15,056
Rights of use	2,048	1,701
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	984	888
Deferred tax assets	485	454
Other current financial assets	162	56
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	24,875	21,461
Non-current financial liabilities	653	11
Non-current lease liabilities	1,531	1,317
Deferred tax liabilities	1,032	1,040
Current financial liabilities	350	199
Current lease liabilities	629	460
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	9,437	7,600
Operating segments | Telefónica Hispam
Disclosure of operating segments [line items]
Property, plant and equipment	7,870	7,637
Rights of use	1,169	1,064
Investments accounted for by the equity method	146	128
Financial assets and other non-current assets	1,578	1,001
Deferred tax assets	612	713
Other current financial assets	222	838
Non-current assets and disposal groups held for sale	0	102
Total allocated assets	15,951	15,628
Non-current financial liabilities	2,502	2,778
Non-current lease liabilities	1,115	1,192
Deferred tax liabilities	744	594
Current financial liabilities	4,120	4,620
Current lease liabilities	402	295
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	13,861	14,306
Eliminations
Disclosure of operating segments [line items]
Property, plant and equipment	(9)	(14)
Rights of use	(37)	(67)
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	(2,410)	(3,402)
Deferred tax assets	0	0
Other current financial assets	(5,441)	(5,548)
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	(15,310)	(14,473)
Non-current financial liabilities	(2,120)	(2,554)
Non-current lease liabilities	(14)	(36)
Deferred tax liabilities	0	0
Current financial liabilities	(10,867)	(8,591)
Current lease liabilities	(19)	(16)
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	(15,261)	(14,367)
Telefónica, S.A.
Disclosure of operating segments [line items]
Property, plant and equipment	54,202	50,969
Rights of use	8,279	7,579
Investments accounted for by the equity method	11,587	12,773
Financial assets and other non-current assets	8,101	7,347
Deferred tax assets	4,884	5,616
Other current financial assets	2,444	3,835
Non-current assets and disposal groups held for sale	7	358
Total allocated assets	109,642	109,213
Non-current financial liabilities	35,059	35,290
Non-current lease liabilities	6,657	6,391
Deferred tax liabilities	3,067	2,602
Current financial liabilities	4,020	7,005
Current lease liabilities	2,020	1,679
Liabilities associated with non-current assets and disposal groups held for sale	0	134
Total allocated liabilities	€ 77,934	€ 80,529